                                   ---------------------------

                                      1999
                                      SEMIANNUAL REPORT
                                   ---------------------------



[GRAPHIC]

                        AMERICAN MUNICIPAL
                        TERM TRUSTS
                         AXT
[GRAPHIC]                BXT
                         CXT










[LOGO]   FIRST AMERICAN
         ASSET MANAGEMENT

                                                         [LOGO] FIRST AMERICAN
                                                                Asset Management

    CONTENTS

  2 Fund Overview

  7 Financial Statements
    and Notes

    Investments in Securities

    20 AXT

    26 BXT

    31 CXT


AMERICAN MUNICIPAL TERM TRUSTS

PRIMARY INVESTMENTS

High-quality municipal obligations including municipal zero-coupon securities.

FUND OBJECTIVE

American Municipal Term Trust (AXT), American Municipal Term Trust II (BXT) and American Municipal Term Trust III (CXT) are diversified, closed-end management investment companies. The investment objectives of AXT, BXT and CXT are to provide high current income exempt from regular federal income tax and to return $10 per share on or shortly before April 15, 2001; April 15, 2002; and April 15, 2003, respectively - although each fund's termination may be extended up to five years if necessary to assist the fund in reaching its $10 per share objective. Each fund's income may be subject to state or local tax and the federal alternative minimum tax. Investors should consult their tax advisors. As with other investment companies, there can be no assurance that any fund will achieve its objective.




      -----------------------------------------------------------------
              NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE
      -----------------------------------------------------------------

AVERAGE ANNUALIZED TOTAL RETURNS

Based on net asset value for the periods ended June 30, 1999

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

[GRAPH]

                                    One Year     Five Year    Since Inception
AMERICAN MUNICIPAL TERM TRUST        3.17%         6.39%        8.27%
"(AXT, inception 3/27/1991)"

AMERICAN MUNICIPAL TERM TRUST II     2.70%         6.81%        8.21%
"(BXT, inception 9/26/1991)"

AMERICAN MUNICIPAL TERM TRUST III    2.50%         8.08%        8.13%
"(CXT, inception 11/27/1992)"

All net asset value total returns are through June 30, 1999, and reflect the reinvestment of distributions but not sales charges. Net asset value (NAV)-based performance is used to measure investment management results. As noted in earlier shareholder reports, we no longer compare the funds' NAV performance to a market benchmark. This is because our primary goal is to meet the funds' investment objectives of providing high current income exempt from regular federal income tax and returning $10 per share to investors at the funds' termination dates.

Average annualized total returns based on the change in market price for the one-year, five-year and since-inception periods ended June 30, 1999, were 1.28%, 7.11% and 7.19% for AXT; 1.93%, 7.64% and 7.01% for BXT; and 3.33%, 7.66% and
6.69% for CXT. These returns assume reinvestment of all distributions and reflect sales charges on those distributions described in the funds' dividend reinvestment plan, but not on initial purchases.

PLEASE REMEMBER, YOU COULD LOSE MONEY WITH THESE INVESTMENTS. NEITHER SAFETY OF PRINCIPAL NOR STABILITY OF INCOME IS GUARANTEED. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that fund shares, when sold, may be worth more or less than their original cost. Closed-end funds, such as these funds, often trade at discounts to net asset value. Therefore, you may be unable to realize the full net asset value of your shares when you sell.

1        1999  SEMIANNUAL REPORT        AMERICAN MUNICIPAL TERM TRUSTS

FUND OVERVIEW

FUND MANAGEMENT

DOUG WHITE, CFA,
is responsible for the management of the American Municipal Term Trusts. He has 16 years of financial experience.

AUGUST 15, 1999

WE ARE PLEASED THAT THE AMERICAN MUNICIPAL TERM TRUSTS (AXT, BXT AND CXT) REMAIN ON TARGET TO MEET THEIR INVESTMENT OBJECTIVES OF PROVIDING HIGH TAX-EXEMPT INCOME AND RETURNING $10 PER SHARE TO INVESTORS ON OR SHORTLY BEFORE THEIR TERMINATION DATES. For the six months ended June 30, 1999, the funds continued to earn more than their monthly common and preferred stock dividends and add to their dividend reserves. Since the funds' inceptions, AXT, BXT and CXT have maintained monthly common stock distributions of 5.42, 5.17 and 4.75 cents per share, respectively. In addition, the funds' net asset values remain above the $10 per share objective. The net asset values for AXT, BXT and CXT as of June 30, 1999 were $11.04, $11.15 and $11.07, respectively.

IN THE FIRST HALF OF THIS YEAR, AXT AND BXT'S DIVIDEND RESERVES REACHED A LEVEL WHERE THE FUNDS COULD NOT CONTINUE TO ACCUMULATE ADDITIONAL AMOUNTS. As a result, AXT and BXT paid out an additional dividend of tax-exempt income in May. In the future, if the funds earn more than their monthly common and preferred stock dividend, it may again become necessary to pay the excess out as additional dividends rather than adding to the dividend reserve.

INTEREST RATES HAVE RISEN THROUGHOUT MOST OF 1999. The yield on a 10-year U.S. Treasury note rose from 4.65% on December 31, 1998, to 5.78% on June 30, 1999, and the 10-year AAA municipal yield rose from 4.1% to 4.8%. This rise in rates was largely the result of increased inflationary concerns during the eighth year of what is

-------------------------------------------------------------------------------
BONDS MATURING LESS THAN A YEAR BEYOND THE FUNDS' TERMINATION DATES
-------------------------------------------------------------------------------

                                                 AXT         BXT         CXT
                                              Inception   Inception   Inception
                                              3/27/1991   9/26/1991  11/27/1992
   At the Fund's Inception                        0%         0%          0%
-------------------------------------------------------------------------------
   As of June 30, 1999                           77%        77%         43%
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

2      1999  SEMIANNUAL REPORT          AMERICAN MUNICIPAL TERM TRUSTS

FUND OVERVIEW CONTINUED

becoming the longest post-war economic expansion. As a result of this rise in rates, refundings are down by nearly 50% compared to 1998 levels and total new issuance is down almost 25%. As a result of continued strength in the economy, credit quality in the municipals market remains strong, with upgrades outpacing downgrades in the first half of 1999 by a ratio of more than four to one.

THE DECREASED SUPPLY OF MUNICIPALS SLOWED OUR STRATEGY OF SELLING LONGER MATURITY BONDS IN FAVOR OF THOSE CLOSER TO THE FUNDS' TERMINATION DATES. As shown in the table on page 2, the percentage of bonds with maturity or refund dates less than a year beyond the funds' termination dates continues to increase, although at a slower pace. Please remember that restructuring may generate capital gains, which are then distributed to shareholders annually. Restructuring proceeds will also typically be reinvested at lower interest rates, decreasing fund income.

WE EXPECT THAT THE FUNDS' NET ASSET VALUES WILL DECLINE AS THE FUNDS NEAR THEIR TERMINATION DATES. Several events could cause this to occur. A number of bonds currently have market values in excess of their maturity or refunding prices. As the maturity and/or refunding dates of these bonds approach, their market prices will converge toward prices that are at or near their maturity or refunding prices.

--------------------------------------------------------------------------------------------
DISTRIBUTION HISTROY SINCE INCEPTION
--------------------------------------------------------------------------------------------
                                                             AXT         BXT         CXT
                                                          Inception   Inception   Inception
                                                          3/27/1991   9/26/1991  11/27/1992
Total Monthly Income Distributions Through 6/30/1999
--------------------------------------------------------------------------------------------
     Common Shareholders                                    $5.38       $4.84      $3.71
--------------------------------------------------------------------------------------------
     Preferred Shareholders (On a Common Share Basis)       $1.34       $1.25      $1.04
--------------------------------------------------------------------------------------------
Total Capital Gains Distributions to Common
Shareholders Through 6/30/1999                              $0.19       $0.13      $0.13
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------


3      1999  SEMIANNUAL REPORT       AMERICAN MUNICIPAL TERM TRUSTS

FUND OVERVIEW CONTINUED

IN ADDITION, AS THE FUNDS APPROACH TERMINATION, AND AS OPPORTUNITIES ARISE, WE MAY CONTINUE TO SELL LONGER MATURITY BONDS IN FAVOR OF BONDS WITH SHORTER MATURITIES AND LOWER COUPONS THAT COME DUE CLOSER TO THE FUNDS' TERMINATION DATES. Any gains realized as a result of these sales will be distributed to shareholders, reducing net asset value. If the shorter-maturity bonds pay insufficient income to maintain our current dividends, the funds' dividend reserves may be used to supplement common and/or preferred stock dividends. See the net asset value summary chart for each fund's current accumulated realized gains, unrealized appreciation and current dividend reserve.

SHAREHOLDERS ALSO SHOULD REMEMBER THAT THE FUNDS ARE ALWAYS SUBJECT TO INTEREST RATE RISK AND CREDIT RISK, WHICH CAN HAVE AN IMPACT ON NET ASSET VALUE. However, we are optimistic about achieving the funds' objectives and do not anticipate events that would cause us to change the funds' investment strategy as they move toward termination.

THANK YOU FOR YOUR INVESTMENT IN THE AMERICAN MUNICIPAL TERM TRUSTS. We remain committed to providing you with quality service and look forward to helping you achieve your investment goals.

-----------------------------------------------------------------------------------------------
NET ASSET VALUE SUMMARY OF COMMON SHARES
-----------------------------------------------------------------------------------------------
                                                                AXT         BXT         CXT
                                                             Inception   Inception   Inception
                                                             3/27/1991   9/26/1991  11/27/1992
   Initial Offering Price                                     $10.00      $10.00      $10.00
-----------------------------------------------------------------------------------------------
   Initial Offering and Underwriting Expenses
   (Common and Preferred Stock)                               -$0.67      -$0.66     -$0.67
-----------------------------------------------------------------------------------------------
   Accumulated Realized Gains or Losses at 6/30/1999         $0.0037     $0.0013    $0.0038
-----------------------------------------------------------------------------------------------
   SUBTOTAL                                                    $9.34       $9.35      $9.34
-----------------------------------------------------------------------------------------------
   Dividend Reserve
   (Undistributed Net Investment Income) at 6/30/1999         +$0.82      +$0.80     +$0.63
-----------------------------------------------------------------------------------------------
   Unrealized Appreciation on Investments at 6/30/1999        +$0.88      +$1.00     +$1.10
-----------------------------------------------------------------------------------------------
   NET ASSET VALUE PER SHARE ON 6/30/1999                     $11.04      $11.15     $11.07
-----------------------------------------------------------------------------------------------


4      1999  SEMIANNUAL REPORT      AMERICAN MUNICIPAL TERM TRUSTS

FUND OVERVIEW CONTINUED

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

[GRAPH]

-------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
-------------------------------------------------------------------------------
As a percentage of total assets on June 30, 1999

AMERICAN MUNICIPAL TERM TRUST

Utility Revenue                    31%
Health Care Revenue                20%
General Obligations                15%
Education Revenue                   9%
Tax Revenue                         8%
Electric Revenue                    5%
Short-Term Securities               4%
Improvement Revenue                 2%
Municipal Bond Bank                 2%
Other Assets                        2%
IDR Pollution Control Revenue       1%
Transportation Revenue              1%



AMERICAN MUNICIPAL TERM TRUST II

Utility Revenue                    27%
Health Care Revenue                23%
General Obligations                17%
Education Revenue                  14%
Tax Revenue                         6%
Miscellaneous Revenue               4%
Electric Revenue                    3%
Housing Revenue                     2%
Industrial Development Revenue      2%
Other Assets                        2%



AMERICAN MUNICIPAL TERM TRUST III

Utility Revenue                    32%
Health Care Revenue                23%
General Obligations                19%
Education Revenue                   8%
Housing Revenue                     5%
IDR Pollution Control               4%
Building Revenue                    3%
Economic Development Revenue        2%
Municipal Bond Bank                 2%
Other Assets                        2%

-------------------------------------------------------------------------------

5      1999  SEMIANNUAL REPORT         AMERICAN MUNICIPAL TERM TRUSTS

FUND OVERVIEW CONTINUED
-------------------------------------------------------------------------------
PREFERRED STOCK
-------------------------------------------------------------------------------

The preferred stock issued by AXT, BXT and CXT pays dividends at a specified rate and has preference over common stock in the payments of dividends and the liquidation of assets. Rates paid on preferred stock are reset every seven days and are based on short-term, tax-exempt interest rates. Preferred shareholders accept these short-term rates in exchange for low credit risk (shares of preferred stock are rated AAA by Moody's and S&P) and high liquidity (shares of preferred stock trade at par and are remarketed every seven days). The proceeds from the sale of preferred stock are invested at intermediate- and long-term tax-exempt rates. Because these intermediate- and long-term rates are normally higher than the short-term rates paid on preferred stock, common shareholders benefit by receiving higher dividends and/or an increase to the dividend reserve. However, the risk of having preferred stock is that if short-term rates rise higher than intermediate- and long-term rates, creating an inverted yield curve, common shareholders may receive a lower rate of return than if their fund did not have any preferred stock outstanding. This type of economic environment is unusual and historically has been short-term in nature. Investors should also be aware that the issuance of preferred stock results in the leveraging of common stock, which increases the volatility of both the net asset value of the fund and the market value of shares of common stock.
-------------------------------------------------------------------------------


6      1999  SEMIANNUAL REPORT        AMERICAN MUNICIPAL TERM TRUSTS

FINANCIAL STATEMENTS (Unaudited)

--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES  June 30, 1999
 ................................................................................

                                                                AMERICAN         AMERICAN         AMERICAN
                                                                MUNICIPAL       MUNICIPAL        MUNICIPAL
                                                               TERM TRUST     TERM TRUST II    TERM TRUST III
                                                              -------------   --------------   --------------
ASSETS:
Investments in securities at market value* (note 2)  .......  $133,309,535    $ 116,962,311    $  83,950,423
Cash in bank on demand deposit  ............................        94,145           99,607          159,170
Accrued interest receivable  ...............................     2,501,985        2,020,311        1,167,966
Other Assets  ..............................................        20,401           17,437           23,117
                                                              -------------   --------------   --------------
  Total assets  ............................................   135,926,066      119,099,666       85,300,676
                                                              -------------   --------------   --------------

LIABILITIES:
Preferred stock dividends payable (note 3)  ................        29,750            8,312            6,450
Accrued investment management fee  .........................        27,959           24,520           17,594
Accrued remarketing agent fee  .............................        25,490            8,864            7,068
Accrued administrative fee  ................................        16,775           14,713           10,556
                                                              -------------   --------------   --------------
  Total liabilities  .......................................        99,974           56,409           41,668
                                                              -------------   --------------   --------------
  Net assets applicable to outstanding capital stock  ......  $135,826,092    $ 119,043,257    $  85,259,008
                                                              -------------   --------------   --------------
                                                              -------------   --------------   --------------

COMPOSITION OF NET ASSETS:
Capital stock and additional paid-in capital (common and
  preferred stock)  ........................................  $121,429,920    $ 105,774,191    $  76,084,420
Undistributed net investment income  .......................     6,923,095        5,895,595        3,348,013
Accumulated net realized gain on investments  ..............        31,430            9,305           20,400
Unrealized appreciation of investments  ....................     7,441,647        7,364,166        5,806,175
                                                              -------------   --------------   --------------

  Total - representing net assets applicable to outstanding
    capital stock  .........................................  $135,826,092    $ 119,043,257    $  85,259,008
                                                              -------------   --------------   --------------
                                                              -------------   --------------   --------------
* Investments in securities at identified cost  ............  $125,867,888    $ 109,598,145    $  78,144,248
                                                              -------------   --------------   --------------
                                                              -------------   --------------   --------------

NET ASSET VALUE AND MARKET PRICE OF COMMON STOCK:
Net assets applicable to common stock  .....................  $ 93,326,092    $  82,043,257    $  58,659,008
Shares of common stock outstanding (authorized 200 million
  shares for each fund of $0.01 par value)  ................     8,455,000        7,355,820        5,300,000
Net asset value  ...........................................  $      11.04    $       11.15    $       11.07
Market price  ..............................................  $      10.63    $       10.63    $       10.56

LIQUIDATION PREFERENCE OF PREFERRED STOCK:
Net assets applicable to preferred stock (note 3)  .........  $ 42,500,000    $  37,000,000    $  26,600,000
Shares of preferred stock outstanding (authorized 1 million
  shares for each fund)  ...................................         1,700            1,480            1,064
Liquidation preference per share  ..........................  $     25,000    $      25,000    $      25,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

7             1999 Semiannual Report  American Municipal Term Trusts

--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS  For the Six Months Ended June 30, 1999
 ................................................................................

                                                                                               AMERICAN
                                                                AMERICAN       AMERICAN       MUNICIPAL
                                                               MUNICIPAL       MUNICIPAL      TERM TRUST
                                                               TERM TRUST    TERM TRUST II       III
                                                              ------------   -------------   ------------
INCOME:
Interest  ..................................................  $ 4,152,950    $  3,627,729    $ 2,436,400
                                                              ------------   -------------   ------------

EXPENSES (NOTE 5):
Investment management fee  .................................      171,096         150,398        107,877
Administrative fee  ........................................      102,657          90,239         64,726
Remarketing agent fee  .....................................       52,689          45,869         32,976
Custodian and accounting fees  .............................       43,896          37,759         29,956
Transfer agent fees  .......................................        1,884           1,587          1,191
Reports to shareholders  ...................................       15,821          15,821         15,821
Directors' fees  ...........................................        1,488           1,488          1,488
Audit and legal fees  ......................................       20,730          20,730         20,730
Other expenses  ............................................       20,871          20,323         14,430
                                                              ------------   -------------   ------------
  Total expenses  ..........................................      431,132         384,214        289,195
    Less expenses paid indirectly  .........................       (4,225)         (4,725)        (3,904)
                                                              ------------   -------------   ------------

  Total net expenses  ......................................      426,907         379,489        285,291
                                                              ------------   -------------   ------------

  Net investment income  ...................................    3,726,043       3,248,240      2,151,109
                                                              ------------   -------------   ------------

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain on investments (note 4)  .................       31,430           9,305         21,203
Net change in unrealized appreciation or depreciation of
  investments  .............................................   (3,068,751)     (3,068,744)    (2,587,783)
                                                              ------------   -------------   ------------

  Net loss on investments  .................................   (3,037,321)     (3,059,439)    (2,566,580)
                                                              ------------   -------------   ------------

    Net increase (decrease) in net assets resulting from
      operations  ..........................................  $   688,722    $    188,801    $  (415,471)
                                                              ------------   -------------   ------------
                                                              ------------   -------------   ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

8             1999 Semiannual Report  American Municipal Term Trusts

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
 ................................................................................

                                                              AMERICAN MUNICIPAL TERM TRUST
                                                              -----------------------------
                                                               Six Months
                                                              Ended 6/30/99    Year Ended
                                                               (Unaudited)      12/31/98
                                                              -------------   -------------
OPERATIONS:
Net investment income  .....................................   $  3,726,043   $   7,588,515
Net realized gain on investments  ..........................         31,430         889,510
Net change in unrealized appreciation or depreciation of
  investments  .............................................     (3,068,751)     (1,829,143)
                                                              -------------   -------------

  Net increase in net assets resulting from operations  ....        688,722       6,648,882
                                                              -------------   -------------

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income:
  Common stock dividends  ..................................     (2,883,155)     (5,499,132)
  Preferred stock dividends  ...............................       (651,216)     (1,385,872)
From net realized gains:
  Common stock dividends  ..................................             --        (697,538)
  Preferred stock dividends  ...............................             --        (195,761)
                                                              -------------   -------------
  Total distributions  .....................................     (3,534,371)     (7,778,303)
                                                              -------------   -------------
  Total decrease in net assets  ............................     (2,845,649)     (1,129,421)

Net assets at beginning of period  .........................    138,671,741     139,801,162
                                                              -------------   -------------

Net assets at end of period  ...............................   $135,826,092   $ 138,671,741
                                                              -------------   -------------
                                                              -------------   -------------

Undistributed net investment income  .......................   $  6,923,095   $   6,731,423
                                                              -------------   -------------
                                                              -------------   -------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

9             1999 Semiannual Report  American Municipal Term Trusts

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
 ................................................................................

                                                              AMERICAN MUNICIPAL TERM TRUST
                                                                           II
                                                              -----------------------------
                                                               Six Months
                                                              Ended 6/30/99    Year Ended
                                                               (Unaudited)      12/31/98
                                                              -------------   -------------
OPERATIONS:
Net investment income  .....................................   $  3,248,240   $   6,513,399
Net realized gain on investments  ..........................          9,305         353,801
Net change in unrealized appreciation or depreciation of
  investments  .............................................     (3,068,744)     (1,013,370)
                                                              -------------   -------------

  Net increase in net assets resulting from operations  ....        188,801       5,853,830
                                                              -------------   -------------

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income:
  Common stock dividends  ..................................     (2,541,436)     (4,563,551)
  Preferred stock dividends  ...............................       (595,953)     (1,291,977)
From net realized gains:
  Common stock dividends  ..................................             --        (279,521)
  Preferred stock dividends  ...............................             --         (82,152)
                                                              -------------   -------------
  Total distributions  .....................................     (3,137,389)     (6,217,201)
                                                              -------------   -------------
  Total decrease in net assets  ............................     (2,948,588)       (363,371)

Net assets at beginning of period  .........................    121,991,845     122,355,216
                                                              -------------   -------------

Net assets at end of period  ...............................   $119,043,257   $ 121,991,845
                                                              -------------   -------------
                                                              -------------   -------------

Undistributed net investment income  .......................   $  5,895,595   $   5,784,744
                                                              -------------   -------------
                                                              -------------   -------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

10            1999 Semiannual Report  American Municipal Term Trusts

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
 ................................................................................

                                                              AMERICAN MUNICIPAL TERM TRUST
                                                                           III
                                                              -----------------------------
                                                               Six Months
                                                              Ended 6/30/99    Year Ended
                                                               (Unaudited)      12/31/98
                                                              -------------   -------------
OPERATIONS:
Net investment income  .....................................   $ 2,151,109    $   4,317,377
Net realized gain on investments  ..........................        21,203          414,745
Net change in unrealized appreciation or depreciation of
  investments  .............................................    (2,587,783)         (42,338)
                                                              -------------   -------------

  Net increase (decrease) in net assets resulting from
    operations  ............................................      (415,471)       4,689,784
                                                              -------------   -------------

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income:
  Common stock dividends  ..................................    (1,258,750)      (3,021,000)
  Preferred stock dividends  ...............................      (399,691)        (875,748)
From net realized gains:
  Common stock dividends  ..................................            --         (323,300)
  Preferred stock dividends  ...............................          (803)        (102,809)
                                                              -------------   -------------
  Total distributions  .....................................    (1,659,244)      (4,322,857)
                                                              -------------   -------------
  Total increase (decrease) in net assets  .................    (2,074,715)         366,927

Net assets at beginning of period  .........................    87,333,723       86,966,796
                                                              -------------   -------------

Net assets at end of period  ...............................   $85,259,008    $  87,333,723
                                                              -------------   -------------
                                                              -------------   -------------

Undistributed net investment income  .......................   $ 3,348,013    $   2,855,345
                                                              -------------   -------------
                                                              -------------   -------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

11            1999 Semiannual Report  American Municipal Term Trusts

               NOTES TO FINANCIAL STATEMENTS (Unaudited)
--------------------------------------------------------------------------------

(1) ORGANIZATION
 ............................
                American Municipal Term Trust Inc. (AXT), American Municipal Term Trust Inc. II (BXT) and American Municipal Term Trust Inc. III (CXT) (the funds) are registered under the Investment Company Act of 1940 (as amended) as diversified, closed-end management investment companies. AXT, BXT and CXT expect to terminate operations and distribute all of their net assets to shareholders on or shortly before April 15, 2001, April 15, 2002, and April 15, 2003, respectively, although termination may be extended to a date no later than April 15, 2006, April 15, 2007, and April 15, 2008, respectively. The funds invest primarily in investment grade municipal obligations including municipal zero-coupon securities. Fund shares are listed on the New York Stock Exchange under the symbols AXT, BXT and CXT, respectively.

(2) SUMMARY OF
    SIGNIFICANT
    ACCOUNTING
    POLICIES
 ............................
                INVESTMENTS IN SECURITIES
                Portfolio securities for which market quotations are readily available are valued at current market value. If market quotations or valuations are not readily available, or if such quotations or valuations are believed to be inaccurate, unreliable or not reflective of market value, portfolio securities are valued according to procedures adopted by the funds' board of directors in good faith at "fair value", that is, a price that the fund might reasonably expect to receive for the security or other asset upon its current sale.

                The current market value of certain fixed income securities is provided by an independent pricing service. Fixed income securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. Short-term securities with maturities of 60 days or less are valued at amortized cost, which approximates market value.

--------------------------------------------------------------------------------

12            1999 Semiannual Report  American Municipal Term Trusts

--------------------------------------------------------------------------------

                Securities transactions are accounted for on the date securities are purchased or sold. Realized gains and losses are calculated on the identified-cost basis. Interest income, including amortization of bond discount and premium, is recorded on an accrual basis.

                SECURITIES PURCHASED ON A WHEN-ISSUED BASIS
                Delivery and payment for securities that have been purchased by the funds on a when-issued or forward-commitment basis can take place a month or more after the transaction date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The funds segregate, with their custodian, assets with a market value equal to the amount of their purchase commitments.

                The purchase of securities on a when-issued or forward-commitment basis may increase the volatility of the funds' net asset values if the funds make such purchases while remaining substantially fully invested. As of June 30, 1999, American Municipal Term Trust Inc., American Municipal Term Trust Inc. II, and American Municipal Term Trust Inc. III had no outstanding when-issued or forward commitments.

                FEDERAL TAXES
                Each fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and not be subject to federal income tax. Therefore, no income tax provision is typically required. The funds also intend to distribute their taxable net investment income and realized gains, if any, to avoid the payment of any federal excise taxes.

                Net investment income and net realized gains and losses may differ for financial statement and tax purposes primarily because of market discount amortization. The character of distributions made during the year from net investment income or net realized

--------------------------------------------------------------------------------

13            1999 Semiannual Report  American Municipal Term Trusts

--------------------------------------------------------------------------------
                gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains or losses were recorded by the funds.

                DISTRIBUTIONS TO SHAREHOLDERS
                Distributions from net investment income are made monthly for common shareholders and weekly for preferred shareholders. Common stock distributions are recorded as of the close of business on the ex-dividend date and preferred stock dividends are accrued daily. Net realized gains distributions, if any, will be made at least annually. Distributions are payable in cash or, for common shareholders pursuant to the funds' dividend reinvestment plans, reinvested in additional shares of the funds' common stock. Under the plans, common shares will be purchased in the open market.

                USE OF ESTIMATES
                The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from these estimates.

(3) REMARKETED
    PREFERRED
    STOCK
 ............................
                American Municipal Term Trust Inc., American Municipal Term Trust Inc. II, and American Municipal Term Trust Inc. III have issued and as of June 30, 1999, have outstanding 1,700 shares, 1,480 shares, and 1,064 shares, respectively, of remarketed preferred stock (RP) with a liquidation preference of $25,000 per share for each fund. The dividend rate on the RP is adjusted every seven days as determined by the remarketing agent. On June 30, 1999, the dividend rates were 3.65%, 4.10% and 2.95% for American Municipal Term Trust Inc., American Municipal Term Trust Inc. II, and American Municipal Term Trust Inc. III, respectively.

--------------------------------------------------------------------------------

14            1999 Semiannual Report  American Municipal Term Trusts

--------------------------------------------------------------------------------

                RP is a registered trademark of Merrill Lynch & Company (Merrill Lynch).

(4) INVESTMENT
    SECURITY
    TRANSACTIONS
 ............................
                Cost of purchases and proceeds from sales of securities, other than temporary investments in short-term securities, for the six months ended June 30, 1999, were as follows:

                                           AMERICAN      AMERICAN         AMERICAN
                                          MUNICIPAL     MUNICIPAL         MUNICIPAL
                                          TERM TRUST  TERM TRUST II    TERM TRUST III
                                          ----------  --------------   ---------------
Purchases ..............................  $  522,071    $1,486,080         $670,604
Proceeds from sales ....................  $8,643,070    $1,202,800         $676,055

(5) EXPENSES
 ............................
                INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES
                On August 10, 1998, the funds entered into an investment advisory agreement with U.S. Bank National Association (U.S.
                Bank), acting through its division, First American Asset Management. Prior thereto, Piper Capital Management Incorporated (Piper Capital), which was aquired by U.S. Bancorp on May 1, 1998, had served as the fund's advisor. U.S. Bank also serves as the funds' administrator under an administration agreement effective May 1, 1998. Prior thereto, Piper Capital provided services under an administration agreement through April 30, 1998.

                The investment advisory agreement provides the advisor with a monthly investment management fee in an amount equal to an annualized rate of 0.25% of the funds' average weekly net assets (computed by subtracting liabilities, which exclude preferred stock, from the value of the total assets of the funds). For its fee, the advisor provides investment advice and, in general, conducts the management and investment activity of the funds.

                The administration agreement provides the administrator with a monthly fee in an amount equal to an annualized rate of 0.15% of the funds' average weekly net assets (computed by subtracting liabilities, which exclude preferred stock, from the value of the

--------------------------------------------------------------------------------

15            1999 Semiannual Report  American Municipal Term Trusts

--------------------------------------------------------------------------------
                total assets of the funds). For its fee, the administrator will provide regulatory reporting and record-keeping services for the funds.

                REMARKETING AGENT FEE
                The funds have entered into a remarketing agreement with Merrill Lynch (the remarketing agent). The remarketing agreement provides the remarketing agent with a monthly fee in an amount equal to an annualized rate of 0.25% of the funds' average amount of RP outstanding. For its fee, the remarketing agent will remarket shares of RP tendered to it, on behalf of shareholders thereof, and will determine the applicable dividend rate for each seven-day dividend period.

                OTHER FEES AND EXPENSES
                In addition to the investment management, administrative and the remarketing agent fees, the funds are responsible for paying most other operating expenses including: outside directors' fees and expenses; custodian fees; registration fees; printing and shareholder reports; transfer agent fees and expenses; legal, auditing and accounting services; insurance; interest; taxes and other miscellaneous expenses.

                Expenses paid indirectly represent a reduction of custodian fees for earnings on miscellaneous cash balances maintained by the funds.

--------------------------------------------------------------------------------

16            1999 Semiannual Report  American Municipal Term Trusts

--------------------------------------------------------------------------------

(6) FINANCIAL
    HIGHLIGHTS
 ............................
                Per-share data for a share of capital stock outstanding throughout each period and selected information for each period are as follows:

AMERICAN MUNICIPAL TERM TRUST

                                          Six months
                                             Ended                  Year Ended December 31,
                                            6/30/99     ------------------------------------------------
                                          (Unaudited)   1998(g)     1997      1996      1995      1994
                                          -----------   --------   -------   -------   -------   -------
PER-SHARE DATA
Net asset value, common stock, beginning
  of period .                                $11.37     $11.51     $ 11.52   $ 11.83   $ 10.52   $ 11.89
                                          -----------   --------   -------   -------   -------   -------
Operations:
  Net investment income ................       0.44       0.90        0.91      0.93      0.94      0.93
  Net realized and unrealized gains
    (losses) on investments ............      (0.36)     (0.12)      (0.02)    (0.35)     1.22     (1.50)
                                          -----------   --------   -------   -------   -------   -------
    Total from operations ..............       0.08       0.78        0.89      0.58      2.16     (0.57)
                                          -----------   --------   -------   -------   -------   -------
Distributions to shareholders:
  Paid to common shareholders ..........      (0.34)     (0.65)      (0.65)    (0.65)    (0.65)    (0.65)
  Paid to preferred shareholders .......      (0.07)     (0.16)      (0.17)    (0.17)    (0.20)    (0.15)
From net realized gains
  Paid to common shareholders ..........         --      (0.08)      (0.06)    (0.05)       --        --
  Paid to preferred shareholders .......         --      (0.03)      (0.02)    (0.02)       --        --
                                          -----------   --------   -------   -------   -------   -------
    Total distributions to
      shareholders .....................      (0.41)     (0.92)      (0.90)    (0.89)    (0.85)    (0.80)
                                          -----------   --------   -------   -------   -------   -------
Net asset value, common stock, end of
  period ...............................     $11.04     $11.37     $ 11.51   $ 11.52   $ 11.83   $ 10.52
                                          -----------   --------   -------   -------   -------   -------
                                          -----------   --------   -------   -------   -------   -------
Market value, common stock, end of
  period ...............................     $10.63     $11.56     $ 11.50   $ 11.25   $ 11.00   $ 10.00
                                          -----------   --------   -------   -------   -------   -------
                                          -----------   --------   -------   -------   -------   -------
SELECTED INFORMATION
Total return, common stock, net asset
  value (a) ............................       0.07%      5.37%       6.22%     3.47%    18.93%    (6.34)%
Total return, common stock, market value
  (b) ..................................      (4.82)%     7.11%       8.89%     9.06%    16.91%    (2.11)%
Net assets at end of period (in
  millions) ............................     $  136     $  139     $   140   $   140   $   143   $   131
Ratio of expenses to average weekly net
  assets applicable to common stock
  (c) ..................................       0.91%(h)   0.90%       0.90%     0.91%     0.88%     0.84%
Ratio of net investment income to
  average weekly net assets applicable
  to common stock (d)(e) ...............       6.49%(h)   6.40%       6.39%     6.57%     6.53%     7.04%
Portfolio turnover rate (excluding
  short-term securities) ...............          6%         8%          4%        9%        1%        1%
Remarketed preferred stock outstanding
  end of period (in millions) ..........     $   43     $   43     $    43   $    43   $    43   $    43
Asset coverage ratio (f) ...............        320%       326%        329%      329%      335%      309%

(a) ASSUMES REINVESTMENT OF DISTRIBUTIONS AT NET ASSET VALUE AND DOES NOT REFLECT A SALES CHARGE.
(b) ASSUMES REINVESTMENT OF DISTRIBUTIONS AT ACTUAL PRICES PURSUANT TO THE FUND'S DIVIDEND REINVESTMENT PLAN.
(c) RATIO OF EXPENSES TO TOTAL AVERAGE WEEKLY NET ASSETS IS 0.63% (ANNUALIZED), 0.63%, 0.63%, 0.64%, 0.61% AND 0.58% FOR THE SIX MONTHS ENDED JUNE 30,
     1999, FISCAL YEARS 1998, 1997, 1996, 1995 AND 1994, RESPECTIVELY. DIVIDEND PAYMENTS TO PREFERRED SHAREHOLDERS ARE NOT CONSIDERED AN EXPENSE.
(d) RATIO REFLECTS TOTAL NET INVESTMENT INCOME LESS DIVIDENDS PAID TO PREFERRED SHAREHOLDERS FROM NET INVESTMENT INCOME DIVIDED BY NET ASSETS APPLICABLE TO COMMON SHARES.
(e) RATIO OF NET INVESTMENT INCOME TO TOTAL AVERAGE WEEKLY NET ASSETS IS 5.44% (ANNUALIZED), 5.43%, 5.49%, 5.59%, 5.72% AND 5.80% FOR THE SIX MONTHS ENDED JUNE 30, 1999, FISCAL YEARS 1998, 1997, 1996, 1995 AND 1994, RESPECTIVELY.
(f)  REPRESENTS TOTAL NET ASSETS DIVIDED BY REMARKETED PREFERRED STOCK.
(g) EFFECTIVE AUGUST 10, 1998, THE ADVISOR WAS CHANGED FROM PIPER CAPITAL TO U.S. BANK.
(h)  ANNUALIZED

--------------------------------------------------------------------------------

17            1999 Semiannual Report  American Municipal Term Trusts

--------------------------------------------------------------------------------

(6) FINANCIAL
    HIGHLIGHTS
 ............................
                Per-share data for a share of capital stock outstanding throughout each period and selected information for each period are as follows:

AMERICAN MUNICIPAL TERM TRUST II

                                          Six months
                                             Ended                    Year Ended December 31,
                                            6/30/99     ---------------------------------------------------
                                          (Unaudited)     1998(g)      1997      1996      1995      1994
                                          -----------   -----------   -------   -------   -------   -------
PER-SHARE DATA
Net asset value, common stock, beginning
  of period .                                $11.55        $11.60     $ 11.43   $ 11.71   $ 10.27   $ 11.66
                                          -----------   -----------   -------   -------   -------   -------
Operations:
  Net investment income ................       0.44          0.89        0.89      0.90      0.90      0.90
  Net realized and unrealized gains
    (losses) on investments ............      (0.42)        (0.09)       0.14     (0.35)     1.37     (1.52)
                                          -----------   -----------   -------   -------   -------   -------
    Total from operations ..............       0.02          0.80        1.03      0.55      2.27     (0.62)
                                          -----------   -----------   -------   -------   -------   -------
Distributions to shareholders:
  Paid to common shareholders ..........      (0.34)        (0.62)      (0.62)    (0.62)    (0.62)    (0.62)
  Paid to preferred shareholders .......      (0.08)        (0.18)      (0.17)    (0.17)    (0.20)    (0.15)
From net realized gains
  Paid to common shareholders ..........         --         (0.04)      (0.05)    (0.03)    (0.01)       --
  Paid to preferred shareholders .......         --         (0.01)      (0.02)    (0.01)       --        --
                                          -----------   -----------   -------   -------   -------   -------
    Total distributions to
      shareholders .....................      (0.42)        (0.85)      (0.86)    (0.83)    (0.83)    (0.77)
                                          -----------   -----------   -------   -------   -------   -------
Net asset value, common stock, end of
  period ...............................     $11.15        $11.55     $ 11.60   $ 11.43   $ 11.71   $ 10.27
                                          -----------   -----------   -------   -------   -------   -------
                                          -----------   -----------   -------   -------   -------   -------
Market value, common stock, end of
  period ...............................     $10.63        $11.56     $ 11.38   $ 10.75   $ 10.63   $  9.63
                                          -----------   -----------   -------   -------   -------   -------
                                          -----------   -----------   -------   -------   -------   -------
SELECTED INFORMATION
Total return, common stock, net asset
  value (a) ............................      (0.51)%        5.36%       7.57%     3.33%    20.48%    (6.80)%
Total return, common stock, market value
  (b) ..................................      (4.84)%        7.65%      12.46%     7.66%    17.28%    (4.83)%
Net assets at end of period (in
  millions) ............................     $  119        $  122     $   122   $   121   $   123   $   113
Ratio of expenses to average weekly net
  assets applicable to common stock
  (c) ..................................       0.92%(h)      0.89%       0.91%     0.92%     0.90%     0.88%
Ratio of net investment income to
  average weekly net assets applicable
  to common stock (d)(e) ...............       6.34%(h)      6.12%       6.21%     6.41%     6.35%     7.01%
Portfolio turnover rate (excluding
  short-term securities and dollar roll
  transactions) ........................          1%            2%          6%        6%        3%       --
Remarketed preferred stock outstanding
  end of period (in millions) ..........     $   37        $   37     $    37   $    37   $    37   $    37
Asset coverage ratio (f) ...............        322%          330%        331%      327%      333%      304%

(a) ASSUMES REINVESTMENT OF DISTRIBUTIONS AT NET ASSET VALUE AND DOES NOT REFLECT A SALES CHARGE.
(b) ASSUMES REINVESTMENT OF DISTRIBUTIONS AT ACTUAL PRICES PURSUANT TO THE FUND'S DIVIDEND REINVESTMENT PLAN.
(c) RATIO OF EXPENSES TO TOTAL AVERAGE WEEKLY NET ASSETS IS 0.64% (ANNUALIZED), 0.62%, 0.64%, 0.64%, 0.62%, AND 0.60% FOR THE SIX MONTHS ENDED JUNE 30,
     1999, FISCAL YEARS 1998, 1997, 1996, 1995, AND 1994, RESPECTIVELY. DIVIDEND PAYMENTS TO PREFERRED SHAREHOLDERS ARE NOT CONSIDERED AN EXPENSE.
(d) RATIO REFLECTS TOTAL NET INVESTMENT INCOME LESS DIVIDENDS PAID TO PREFERRED SHAREHOLDERS FROM NET INVESTMENT INCOME DIVIDED BY NET ASSETS APPLICABLE TO COMMON SHARES.
(e) RATIO OF NET INVESTMENT INCOME TO TOTAL AVERAGE WEEKLY NET ASSETS IS 5.40% (ANNUALIZED), 5.32%, 5.36%, 5.48%, 5.58% AND 5.72% FOR THE SIX MONTHS ENDED JUNE 30, 1999, FISCAL YEARS 1998, 1997, 1996, 1995, AND 1994, RESPECTIVELY.
(f)  REPRESENTS TOTAL NET ASSETS DIVIDED BY REMARKETED PREFERRED STOCK.
(g) EFFECTIVE AUGUST 10, 1998, THE ADVISOR WAS CHANGED FROM PIPER CAPITAL TO U.S. BANK.
(h)  ANNUALIZED

--------------------------------------------------------------------------------

18            1999 Semiannual Report  American Municipal Term Trusts

--------------------------------------------------------------------------------

(6) FINANCIAL
    HIGHLIGHTS
 ............................
                Per-share data for a share of capital stock outstanding throughout each period and selected information for each period are as follows:

AMERICAN MUNICIPAL TERM TRUST III

                                          Six months
                                             Ended                    Year Ended December 31,
                                            6/30/99     ---------------------------------------------------
                                          (Unaudited)     1998(g)      1997      1996      1995      1994
                                          -----------   -----------   -------   -------   -------   -------
PER-SHARE DATA
Net asset value, common stock, beginning
  of period                                  $11.46        $11.39     $ 10.92   $ 11.11   $  9.31   $ 10.95
                                          -----------   -----------   -------   -------   -------   -------
Operations:
  Net investment income ................       0.41          0.81        0.82      0.83      0.83      0.83
  Net realized and unrealized gains
    (losses) on investments ............      (0.48)         0.08        0.47     (0.27)     1.73     (1.75)
                                          -----------   -----------   -------   -------   -------   -------
    Total from operations ..............      (0.07)         0.89        1.29      0.56      2.56     (0.92)
                                          -----------   -----------   -------   -------   -------   -------
Distributions to shareholders:
  Paid to common shareholders ..........      (0.24)        (0.57)      (0.57)    (0.57)    (0.57)    (0.57)
  Paid to preferred shareholders .......      (0.08)        (0.17)      (0.16)    (0.18)    (0.19)    (0.15)
From net realized gains
  Paid to common shareholders ..........         --         (0.06)      (0.07)       --        --        --
  Paid to preferred shareholders .......         --         (0.02)      (0.02)       --        --        --
                                          -----------   -----------   -------   -------   -------   -------
    Total distributions to
      shareholders .....................      (0.32)        (0.82)      (0.82)    (0.75)    (0.76)    (0.72)
                                          -----------   -----------   -------   -------   -------   -------
Net asset value, common stock, end of
  period ...............................     $11.07        $11.46     $ 11.39   $ 10.92   $ 11.11   $  9.31
                                          -----------   -----------   -------   -------   -------   -------
                                          -----------   -----------   -------   -------   -------   -------
Market value, common stock, end of
  period ...............................     $10.56        $11.25     $ 10.94   $ 10.38   $ 10.13   $  8.50
                                          -----------   -----------   -------   -------   -------   -------
                                          -----------   -----------   -------   -------   -------   -------
SELECTED INFORMATION
Total return, common stock, net asset
  value (a) ............................      (1.37)%        6.28%      10.42%     3.65%    25.93%   (10.04)%
Total return, common stock, market value
  (b) ..................................      (3.69)%        8.86%      11.93%     8.38%    26.32%   (10.93)%
Net assets at end of period (in
  millions) ............................     $   85        $   87     $    87   $    84   $    85   $    76
Ratio of expenses to average weekly net
  assets applicable to common stock
  (c) ..................................       0.97%(h)      0.95%       0.99%     1.01%     0.98%     0.96%
Ratio of net investment income to
  average weekly net assets applicable
  to common stock (d)(e) ...............       5.85%(h)      5.67%       5.91%     6.08%     6.05%     6.88%
Portfolio turnover rate (excluding
  short-term securities and dollar roll
  transactions) ........................          1%            5%          7%        3%        5%        3%
Remarketed preferred stock outstanding
  end of period (in millions) ..........     $   27        $   27     $    27   $    27   $    27   $    27
Asset coverage ratio (f) ...............        321%          328%        327%      318%      321%      285%

(a) ASSUMES REINVESTMENT OF DISTRIBUTIONS AT NET ASSET VALUE AND DOES NOT REFLECT A SALES CHARGE.
(b) ASSUMES REINVESTMENT OF DISTRIBUTIONS AT ACTUAL PRICES PURSUANT TO THE FUND'S DIVIDEND REINVESTMENT PLAN.
(c) RATIO OF EXPENSES TO TOTAL AVERAGE WEEKLY NET ASSETS IS 0.67% (ANNUALIZED), 0.66%, 0.68%, 0.69%, 0.66% AND 0.64% FOR THE SIX MONTHS ENDED JUNE 30,
     1999, FISCAL YEARS 1998, 1997, 1996, 1995 AND 1994, RESPECTIVELY. DIVIDEND PAYMENTS TO PREFERRED SHAREHOLDERS ARE NOT CONSIDERED AN EXPENSE.
(d) RATIO REFLECTS TOTAL NET INVESTMENT INCOME LESS DIVIDENDS PAID TO PREFERRED SHAREHOLDERS FROM NET INVESTMENT INCOME DIVIDED BY NET ASSETS APPLICABLE TO COMMON SHARES.
(e) RATIO OF NET INVESTMENT INCOME TO TOTAL AVERAGE WEEKLY NET ASSETS IS 4.99% (ANNUALIZED), 4.94%, 5.09%, 5.26%, 5.38% AND 5.53% FOR THE SIX MONTHS ENDED JUNE 30, 1999, FISCAL YEARS 1998, 1997, 1996, 1995 AND 1994, RESPECTIVELY.
(f)  REPRESENTS TOTAL NET ASSETS DIVIDED BY REMARKETED PREFERRED STOCK.
(g) EFFECTIVE AUGUST 10, 1998, THE ADVISOR WAS CHANGED FROM PIPER CAPITAL TO U.S. BANK.
(h)  ANNUALIZED

--------------------------------------------------------------------------------

19            1999 Semiannual Report  American Municipal Term Trusts

INVESTMENTS IN SECURITIES (Unaudited)
--------------------------------------------------------------------------------

AMERICAN MUNICIPAL TERM TRUST                                      June 30, 1999
 .......................................................................................

                                                            Principal          Market
Description of Security                                      Amount          Value (a)
---------------------------------------------------------  -----------      ------------
(PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)

MUNICIPAL LONG-TERM SECURITIES (94.2%):
  CALIFORNIA (2.3%):
    Southern California Public Power Authority Power
      Project Revenue, 5.00%, 7/1/01 ....................  $ 3,000,000      $  3,064,140
                                                                            ------------

  COLORADO (1.9%):
    Health Care Facility (FSA) (Prerefunded to 2/15/01),
      7.25%, 2/15/16 .                                       1,925,000(d)      2,056,400
    Health Facilities Authority Revenue, 4.45%,
      1/1/01 ............................................      540,000           541,004
                                                                            ------------
                                                                               2,597,404
                                                                            ------------

  DISTRICT OF COLUMBIA (3.4%):
    General Obligation (MBIA) (Callable 6/1/00 at 102),
      6.75%, 6/1/08 .....................................       40,000            41,830
    General Obligation (MBIA) (Prerefunded to 6/1/00),
      6.75%, 6/1/08 .....................................    4,360,000(d)      4,572,768
                                                                            ------------
                                                                               4,614,598
                                                                            ------------

  FLORIDA (2.3%):
    Jacksonville Electric Authority (Prerefunded to
      10/1/00), 7.00%, 10/1/12 ..........................    3,000,000(d)      3,166,800
                                                                            ------------

  GEORGIA (2.2%):
    Municipal Electric Authority (MBIA) (Prerefunded to
      1/1/01), 7.00%, 1/1/16 ............................    2,840,000(d)      3,016,591
                                                                            ------------

  HAWAII (0.5%):
    State Department Budget and Finance, 4.45%,
      7/1/01 ............................................      720,000           717,286
                                                                            ------------

  ILLINOIS (5.8%):
    Chicago Motor Fuel Tax (AMBAC) (Prerefunded to
      1/1/01), 7.10%, 1/1/11 ............................    1,525,000(d)      1,621,609
    Health Facility-Evangelical Hospital (FSA) (Callable
      1/1/01 at 102), 7.13%, 1/1/21 .....................    2,500,000         2,657,300
    Higher Education Facility-Augustana College (Connie
      Lee), 4.80%, 10/1/01 ..............................      500,000           505,605
    State Dedicated Tax-Civic Center (Prerefunded to
      12/15/00), 7.00%, 12/15/13 ........................      555,000(d)        590,925
    State Sales Tax Revenue (Prerefunded to 6/15/01),
      6.90%, 6/15/12-6/15/13 ............................    2,300,000(d)      2,465,692
                                                                            ------------
                                                                               7,841,131
                                                                            ------------

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

--------------------------------------------------------------------------------

20            1999 Semiannual Report  American Municipal Term Trusts

--------------------------------------------------------------------------------

AMERICAN MUNICIPAL TERM TRUST
(CONTINUED)

                                                            Principal          Market
Description of Security                                      Amount          Value (a)
---------------------------------------------------------  -----------      ------------
  INDIANA (4.9%):
    Hamilton S.E. School Building Corporation (AMBAC)
      (Callable 1/1/01 at 102), 7.00%, 7/1/08 ...........  $ 3,445,000      $  3,646,705
    Indiana Bond Bank, 5.00%, 2/1/01 ....................      650,000           656,454
    Marion County Convention Center (AMBAC) (Callable
      6/1/01 at 102), 7.00%, 6/1/10 .....................      345,000           367,998
    Marion County Convention Center (AMBAC) (Prerefunded
      to 6/1/01), 7.00%, 6/1/10 .........................      870,000(d)        933,058
    St. Joseph County Hospital Authority (Prerefunded to
      8/15/01), (MBIA) (Callable 8/15/01 at 102), 7.00%,
      8/15/11 ...........................................    1,000,000         1,076,730
                                                                            ------------
                                                                               6,680,945
                                                                            ------------

  IOWA (0.9%):
    Dubuque Hospital Revenue (Callable 1/1/02 at 102),
      6.88%, 1/1/12 .                                        1,000,000         1,055,220
    Keokuk Hospital Facility Revenue, 4.40%-4.60%,
      12/1/00-12/1/01 ...................................      240,000           239,219
                                                                            ------------
                                                                               1,294,439
                                                                            ------------

  MAINE (2.4%):
    Municipal Bond Bank (Prerefunded to 11/1/01), 7.20%,
      11/1/13 ...........................................    3,000,000(d)      3,260,490
                                                                            ------------

  MINNESOTA (0.9%):
    East Grand Forks Industrial Development Revenue
      (Callable 4/1/01 at 102), 8.00%, 4/1/11 ...........    1,000,000         1,064,750
    Moorhead Gross Revenue, 4.75%, 12/1/00 ..............      115,000           115,898
                                                                            ------------
                                                                               1,180,648
                                                                            ------------

  NEBRASKA (0.8%):
    Hospital Lease Investment Financing (MBIA)
      (Prerefunded to 3/1/01), 7.00%, 3/1/06 ............    1,000,000(d)      1,066,680
                                                                            ------------

  NEVADA (6.4%):
    Clark County School District (MBIA) (Prerefunded to
      6/1/01), 7.00%, 6/1/09 ............................    3,000,000(d)      3,190,830
    University of Nevada Revenue (AMBAC) (Prerefunded to
      7/1/00), 7.13%, 7/1/16 ............................    2,720,000(d)      2,869,709
    Washoe County Limited Tax General Obligation,
      Zero-Coupon (MBIA), 7.12%, 7/1/06 .................    3,725,000(b)      2,652,200
                                                                            ------------
                                                                               8,712,739
                                                                            ------------

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

--------------------------------------------------------------------------------

21            1999 Semiannual Report  American Municipal Term Trusts

--------------------------------------------------------------------------------

AMERICAN MUNICIPAL TERM TRUST
(CONTINUED)

                                                            Principal          Market
Description of Security                                      Amount          Value (a)
---------------------------------------------------------  -----------      ------------
  NEW YORK (3.0%):
    New York City General Obligation, 5.00%, 8/1/01 .....  $ 4,000,000      $  4,062,320
                                                                            ------------

  OHIO (0.7%):
    Franklin County Health Care Facility Revenue,
      4.30%-4.50%, 8/15/99-8/15/01 ......................      890,000           888,771
                                                                            ------------

  OKLAHOMA (1.3%):
    Tulsa County Independent School District No. 5,
      6.00%, 7/1/00-7/1/01 ..............................    1,670,000         1,717,240
                                                                            ------------

  PENNSYLVANIA (3.1%):
    Higher Education-Duquesne University (MBIA)
      (Prerefunded to 4/1/01), 7.00%, 4/1/10 ............    1,000,000         1,049,870
    Sayre Healthcare Facility (AMBAC) (Callable 3/1/01 at
      102), 7.00%, 3/1/11 ...............................    3,000,000         3,175,410
                                                                            ------------
                                                                               4,225,280
                                                                            ------------

  SOUTH DAKOTA (3.6%):
    Health and Education Facility Revenue (Callable
      5/1/01 at 102), 7.00%, 11/1/07 ....................    2,500,000         2,659,875
    Rapid City Area School District (MBIA) (Prerefunded
      to 1/1/02), 7.20%, 1/1/11 .........................    1,770,000(d)      1,895,086
    Sioux Falls Health Facilities Revenue (AMBAC)
      (Callable 12/01/99 at 100), 4.45%, 6/1/01 .........      370,000           370,178
                                                                            ------------
                                                                               4,925,139
                                                                            ------------

  TENNESSEE (1.5%):
    Bristol Health and Education Facility (FGIC)
      (Prerefunded to 3/1/01), 7.00%, 9/1/11 ............    1,000,000(d)      1,065,670
    Housing Development Authority (FSA) (Callable 7/1/00
      at 103), 7.60%, 7/1/16 ............................        5,000             5,204
    Memphis-Shelby County Airport Authority (MBIA), AMT,
      5.25%, 2/15/01 ....................................    1,000,000(e)      1,016,040
                                                                            ------------
                                                                               2,086,914
                                                                            ------------

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

--------------------------------------------------------------------------------

22            1999 Semiannual Report  American Municipal Term Trusts

--------------------------------------------------------------------------------

AMERICAN MUNICIPAL TERM TRUST
(CONTINUED)

                                                            Principal          Market
Description of Security                                      Amount          Value (a)
---------------------------------------------------------  -----------      ------------
  TEXAS (18.9%):
    Abliene Health Care Facility Development,
      4.50%-4.70%, 11/15/00-11/15/01 ....................  $ 1,065,000      $  1,055,132
    Austin Utility System Revenue (BIG) (Prerefunded to
      5/15/01), 8.00%, 11/15/16 .........................      500,000(d)        535,235
    Corpus Christi Utility System Revenue (FGIC)
      (Callable 7/15/00 at 102), 7.00%, 7/15/10 .........    1,500,000         1,576,290
    Harris County Health Facilities (FSA) (Prerefunded to
      10/1/01), 6.85%, 10/1/06 ..........................    2,000,000         2,154,440
    Houston Hotel Occupancy (FGIC) (Prerefunded to
      7/1/01), 7.00%, 7/1/15 ............................    4,800,000(d)      5,071,680
    Houston Independent School District, Zero-Coupon
      (AMBAC), 7.14%, 8/15/06 ...........................    4,285,000(b)      3,032,880
    Lower Colorado River Authority (AMBAC) (Callable
      1/1/01 at 102), 7.00%, 1/1/11 .....................      115,000           121,561
    Lower Colorado River Authority (AMBAC) (Prerefunded
      to 1/1/01), 7.00%, 1/1/11 .........................      885,000(d)        939,897
    Lower Colorado River Authority, Zero-Coupon (AMBAC),
      7.17%, 1/1/06 .....................................      765,000(b)        558,052
    Municipal Power Agency, Zero-Coupon (AMBAC), 7.11%,
      9/1/06 ............................................    3,000,000(b)      2,118,780
    San Antonio Electric and Gas, Zero-Coupon (FGIC),
      7.11%, 2/1/06 .....................................    3,000,000(b)      2,188,020
    Trinity River Authority (AMBAC) (Prerefunded to
      8/1/00), 7.10%, 8/1/16 ............................    2,250,000(d)      2,334,982
    Weatherford Utility System, Water Revenue (MBIA)
      (Prerefunded to 9/1/01), 7.00%, 9/1/11 ............    3,750,000(d)      3,978,862
                                                                            ------------
                                                                              25,665,811
                                                                            ------------

  UTAH (2.9%):
    Intermountain Power Agency (FSA), 5.25%, 7/1/01 .....    3,810,000         3,889,743
                                                                            ------------

  WASHINGTON (15.6%):
    Chelan County Public Utilities District (MBIA), AMT,
      5.20%-5.35%, 7/1/00-7/1/01 ........................      885,000(e)        899,661
    King and Snohomish Counties School District (FGIC)
      (Prerefunded to 12/1/00), 7.00%, 12/1/09 ..........    1,450,000(d)      1,515,119
    Public Power Supply System (Prerefunded to 1/1/00),
      7.25%, 7/1/15                                          1,435,000(d)      1,490,448
    Public Power Supply System (Prerefunded to 1/1/01),
      7.63%, 7/1/10                                          5,000,000(d)      5,346,150
    Public Power Supply System (Prerefunded to 7/1/00),
      7.38%, 7/1/12                                          1,550,000(d)      1,637,668
    Public Power Supply System, Zero-Coupon (BIG), 7.15%,
      7/1/06 ............................................    1,500,000(b)      1,065,810

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

--------------------------------------------------------------------------------

23            1999 Semiannual Report  American Municipal Term Trusts

--------------------------------------------------------------------------------

AMERICAN MUNICIPAL TERM TRUST
(CONTINUED)

                                                            Principal          Market
Description of Security                                      Amount          Value (a)
---------------------------------------------------------  -----------      ------------
    Public Power Supply System, Zero-Coupon (FGIC),
      7.17%, 7/1/06 .....................................  $ 5,000,000(b)   $  3,552,700
    Public Power Supply Systems, 5.00%-5.25%,
      7/1/00-7/1/01 .....................................    3,500,000         3,552,235
    Seattle Water Revenue (Prerefunded to 5/1/00), 7.25%,
      5/1/17 ............................................    2,000,000(d)      2,101,480
                                                                            ------------
                                                                              21,161,271
                                                                            ------------

  WEST VIRGINIA (3.5%):
    School Building Authority (MBIA) (Prerefunded to
      7/1/00), 7.25%, 7/1/15 ............................    4,000,000(d)      4,224,640
    State Water Development Authority (FSA) (Callable
      11/1/01 at 102), 7.00%, 11/1/11 ...................      500,000           538,485
                                                                            ------------
                                                                               4,763,125
                                                                            ------------

  WISCONSIN (5.4%):
    Amery Apple River Hospital Project Revenue,
      4.50%-4.65%, 6/1/00-6/1/01 ........................      780,000           780,408
    Health and Education Facilities-Gundersen Clinic
      (FSA), 5.50%, 12/1/01 .............................    2,400,000         2,467,080
    Health and Education Facilities-Waukesha Hospital
      (AMBAC) (Callable 8/15/00 at 102), 7.25%,
      8/15/19 ...........................................      105,000           110,401
    Health and Education Facilities-Waukesha Hospital
      (AMBAC) (Prerefunded to 8/15/00), 7.25%,
      8/15/19 ...........................................    1,570,000(d)      1,662,583
    Health and Education Facility (MBIA) (Prerefunded to
      6/1/00), 7.00%, 6/1/20 ............................    1,600,000(d)      1,681,520
    Neenah Industrial Development Revenue (Callable
      6/1/00 at 101), AMT, 6.75%, 6/1/12 ................      650,000(e)        668,038
                                                                            ------------
                                                                               7,370,030
                                                                            ------------

      Total Municipal Long-Term Securities
        (cost: $120,527,888)  ...........................                    127,969,535
                                                                            ------------

MUNICIPAL SHORT-TERM SECURITIES (3.9%):
  NEW YORK (3.9%):
    New York City, Municipal Water Authority, 3.55%,
      6/15/25 ...........................................    3,340,000(c)      3,340,000
    New York City, Series C, 4.00%, 10/1/23 .............    2,000,000(c)      2,000,000
                                                                            ------------

      Total Municipal Short-Term Securities
        (cost: $5,340,000)  .............................                      5,340,000
                                                                            ------------

      Total Investments in Securities
        (cost: $125,867,888)(f)  ........................                   $133,309,535
                                                                            ------------
                                                                            ------------

--------------------------------------------------------------------------------

24            1999 Semiannual Report  American Municipal Term Trusts

--------------------------------------------------------------------------------

NOTES TO INVESTMENTS IN SECURITIES:
(a) SECURITIES ARE VALUED IN ACCORDANCE WITH PROCEDURES DESCRIBED IN NOTE 2 TO THE FINANCIAL STATEMENTS.
(b) FOR ZERO-COUPON INVESTMENTS, THE INTEREST RATE SHOWN IS THE EFFECTIVE YIELD ON THE DATE OF PURCHASE.
(c) FLOATING OR VARIABLE RATE OBLIGATION MATURING IN MORE THAN ONE YEAR. THE INTEREST RATE, WHICH IS BASED ON SPECIFIC, OR AN INDEX OF, MARKET INTEREST RATES, IS SUBJECT TO CHANGE PERIODICALLY AND IS THE EFFECTIVE RATE ON JUNE 30, 1999. THIS INSTRUMENT MAY ALSO HAVE A DEMAND FEATURE WHICH ALLOWS THE RECOVERY OF PRINCIPAL AT ANY TIME, OR AT SPECIFIED INTERVALS NOT EXCEEDING ONE YEAR, ON UP TO 30 DAYS NOTICE. MATURITY DATE SHOWN REPRESENTS FINAL MATURITY.
(d) PREREFUNDED ISSUES ARE BACKED BY U.S. GOVERNMENT OBLIGATIONS. THESE BONDS ARE CALLED AND MATURE AT THE CALL DATE INDICATED.
(e)  PORTFOLIO ABBREVIATIONS AND DEFINITIONS:
     AMT - ALTERNATIVE MINIMUM TAX. AS OF JUNE 30, 1999, THE AGGREGATE MARKET VALUE OF SECURITIES SUBJECT TO THE ALTERNATIVE MINIMUM TAX IS $2,583,739, WHICH REPRESENTS 1.90% OF NET ASSETS.
(f) ALSO APPROXIMATES COST FOR FEDERAL INCOME TAX PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION AND DEPRECIATION OF INVESTMENTS IN SECURITIES BASED ON THIS COST WERE AS FOLLOWS:

      GROSS UNREALIZED APPRECIATION ......  $  7,453,415
      GROSS UNREALIZED DEPRECIATION ......       (11,768)
                                            ------------
        NET UNREALIZED APPRECIATION ......  $  7,441,647
                                            ------------
                                            ------------

--------------------------------------------------------------------------------

25            1999 Semiannual Report  American Municipal Term Trusts

INVESTMENTS IN SECURITIES (Unaudited)
--------------------------------------------------------------------------------

AMERICAN MUNICIPAL TERM TRUST II                                   June 30, 1999
 .......................................................................................

                                                            Principal          Market
Description of Security                                      Amount          Value (a)
---------------------------------------------------------  -----------      ------------
(PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)

MUNICIPAL LONG-TERM SECURITIES (98.2%):
  FLORIDA (4.8%):
    Manatee County, Zero-Coupon (MBIA), 6.91%,
      10/1/07 ...........................................  $ 2,995,000(b)   $  2,005,362
    University Community Hospital (FSA) (Prerefunded to
      9/1/00), 7.50%, 9/1/11 ............................    3,500,000(e)      3,721,200
                                                                            ------------
                                                                               5,726,562
                                                                            ------------

  ILLINOIS (22.1%):
    Belleville General Obligation (FGIC) (Prerefunded to
      12/1/01), 7.13%, 12/1/08 ..........................    1,000,000(e)      1,070,390
    Carbondale General Obligation (FGIC) (Prerefunded to
      5/1/01), 6.90%, 5/1/12 ............................    3,200,000(e)      3,363,456
    Central Lake County, Zero-Coupon (MBIA), 6.98%,
      5/1/07 ............................................    2,370,000(b)      1,604,561
    Chicago Motor Fuel Tax (AMBAC) (Prerefunded to
      1/1/01), 7.10%, 1/1/11 ............................    1,500,000(e)      1,595,025
    Chicago Wastewater Revenue (FGIC) (Prerefunded to
      11/15/00), 6.75%, 11/15/20 ........................    2,000,000(e)      2,117,800
    Cook County General Obligation (AMBAC) (Prerefunded
      to 11/1/01), 6.75%, 11/1/18 .......................    5,000,000(e)      5,391,050
    Decatur, Zero-Coupon (AMBAC), 6.98%, 10/1/07 ........    1,250,000(b)        828,912
    Health Facility-Evangelical Hospital (escrowed to
      maturity) (Callable 4/15/02 at 102), 6.75%,
      4/15/12 ...........................................      990,000         1,115,710
    Health Facility-Evangelical Hospital (Prerefunded to
      4/15/02), 6.75%, 4/15/12-4/15/17 ..................    1,190,000(e)      1,285,973
    Health Facility-Highland Park Hospital (FGIC), 5.30%,
      10/1/02 ...........................................    1,265,000         1,297,903
    Higher Education Facility-Augustana College (Connie
      Lee), 4.90%, 10/1/02 ..............................      500,000           506,710
    Kane County Public Building Authority (MBIA)
      (Prerefunded to 12/1/99), 6.88%, 12/1/10 ..........    1,000,000(e)      1,014,740
    Kendall, Kane, and Will Counties, Zero-Coupon (FGIC),
      6.96%, 3/1/07                                            975,000(b)        665,603
    Lake County Water and Sewer System (AMBAC)
      (Prerefunded to 12/1/01), 6.75%,
      12/1/08-12/1/09 ...................................    4,215,000(e)      4,476,583
                                                                            ------------
                                                                              26,334,416
                                                                            ------------

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

--------------------------------------------------------------------------------

26            1999 Semiannual Report  American Municipal Term Trusts

--------------------------------------------------------------------------------

AMERICAN MUNICIPAL TERM TRUST II
(CONTINUED)

                                                            Principal          Market
Description of Security                                      Amount          Value (a)
---------------------------------------------------------  -----------      ------------
  INDIANA (13.4%):
    Boonville School Building Corporation (Callable
      7/1/02 at 102), 6.90%, 7/1/09 .....................  $ 2,000,000      $  2,156,100
    Indiana Bond Bank, 5.15%, 2/1/02 ....................      900,000           913,590
    Indiana University, Zero-Coupon (AMBAC), 7.07%,
      8/1/07 ............................................    3,180,000(b)      2,126,307
    Lake Central Multi-District School Building
      Corporation (Prerefunded to 7/15/01), 7.00%,
      1/15/14-1/15/18 ...................................    2,500,000(e)      2,684,025
    Noblesville/Hamilton County School Building
      Corporation (Prerefunded to 2/1/01), 7.00%,
      2/1/13 ............................................    1,000,000(e)      1,063,070
    Port Commission, Cargill Inc. Project (Callable
      5/1/02 at 102), 6.88%, 5/1/12 .....................      450,000(c)        478,111
    Purdue University (AMBAC) (Prerefunded to 7/1/01),
      7.00%, 7/1/14 .....................................    3,000,000(e)      3,223,980
    St. Joseph County Hospital Authority (MBIA)
      (Prerefunded to 12/1/01), 7.00%, 12/1/12 ..........    3,000,000         3,252,690
                                                                            ------------
                                                                              15,897,873
                                                                            ------------

  IOWA (3.0%):
    Keokuk Hospital Facility Revenue, 4.70%, 12/1/02 ....      125,000           123,954
    Mason City Hospital Facilities (FSA) (Prerefunded to
      8/15/01), 6.88%, 8/15/09 ..........................    1,265,000(e)      1,360,761
    Polk County Health Facilities (MBIA) (Prerefunded to
      11/1/01), 7.10%, 11/1/09 ..........................    1,895,000(e)      2,040,233
                                                                            ------------
                                                                               3,524,948
                                                                            ------------

  KENTUCKY (1.0%):
    Owensboro Electric Light and Power, Zero-Coupon
      (AMBAC), 6.91%, 1/1/07 ............................    1,775,000(b)      1,229,010
                                                                            ------------

  LOUISIANA (3.1%):
    New Orleans General Obligation, Zero-Coupon (AMBAC),
      7.01%, 9/1/07 .....................................    5,000,000(b)      3,337,400
    Parrish of St. Martin, Cargill Inc. Project (Callable
      10/1/02 at 102), 6.63%, 10/1/12 ...................      300,000(c)        317,133
                                                                            ------------
                                                                               3,654,533
                                                                            ------------

  MICHIGAN (0.9%):
    State Housing Development Authority (FSA) (Callable
      10/15/02 at 103), 6.85%, 10/15/18 .................    1,000,000         1,067,630
                                                                            ------------

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

--------------------------------------------------------------------------------

27            1999 Semiannual Report  American Municipal Term Trusts

--------------------------------------------------------------------------------

AMERICAN MUNICIPAL TERM TRUST II
(CONTINUED)

                                                            Principal          Market
Description of Security                                      Amount          Value (a)
---------------------------------------------------------  -----------      ------------
  MINNESOTA (0.9%):
    Burnsville Gross Revenue, 3.80%-4.50%,
      5/1/00-5/1/05 .....................................  $ 1,120,000      $  1,099,369
                                                                            ------------

  MONTANA (1.8%):
    State Board of Investment (MBIA) (escrowed to
      maturity) (Callable 6/1/01 at 102), 6.88%,
      6/1/20 ............................................    2,000,000         2,138,740
                                                                            ------------

  NEVADA (1.7%):
    Clark County School District (FGIC), 5.75%,
      6/15/02 ...........................................    2,000,000         2,079,140
                                                                            ------------

  NEW HAMPSHIRE (0.8%):
    Single Family Housing Authority (Callable 7/1/03 at
      102), 5.85%, 7/1/10 ...............................      905,000           930,304
                                                                            ------------

  NEW JERSEY (1.8%):
    State Educational Facilities Authority (Prerefunded
      to 7/1/01), 6.88%, 7/1/10 .........................    2,000,000         2,140,540
                                                                            ------------

  NEW YORK (0.9%):
    New York City General Obligation, 5.10%, 8/1/02 .....    1,000,000         1,019,960
                                                                            ------------

  NORTH DAKOTA (4.8%):
    Bismark Hospital Revenue (AMBAC) (Prerefunded to
      5/1/01), 6.90%, 5/1/06 ............................    4,300,000         4,592,529
    Grand Forks Health Care Authority (MBIA) (Callable
      12/1/01 at 102), 6.63%, 12/1/10 ...................    1,000,000         1,068,970
                                                                            ------------
                                                                               5,661,499
                                                                            ------------

  OKLAHOMA (0.7%):
    Tulsa County Oklahoma Independent School District No.
      5, 5.00%, 7/1/02 ..................................      850,000           863,719
                                                                            ------------

  SOUTH CAROLINA (1.4%):
    Lexington County Health Services (FSA) (Prerefunded
      to 10/1/01), 6.75%, 10/1/18 .......................    1,600,000(e)      1,722,304
                                                                            ------------

  SOUTH DAKOTA (0.5%):
    Health & Education Facility Revenue (AMBAC), 4.50%,
      8/1/02 ............................................      565,000           568,215
                                                                            ------------

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

--------------------------------------------------------------------------------

28            1999 Semiannual Report  American Municipal Term Trusts

--------------------------------------------------------------------------------

AMERICAN MUNICIPAL TERM TRUST II
(CONTINUED)

                                                            Principal          Market
Description of Security                                      Amount          Value (a)
---------------------------------------------------------  -----------      ------------
  TENNESSEE (1.1%):
    Memphis-Shelby County Airport Authority (MBIA), AMT,
      5.25%, 2/15/02 ....................................  $ 1,235,000(f)   $  1,260,379
                                                                            ------------

  TEXAS (8.6%):
    Abilene Health Facility Development, 4.80%,
      11/15/02 ..........................................      605,000           593,735
    Harris County Health Facilities (FSA) (Prerefunded to
      10/1/01), 7.00%, 10/1/14 ..........................    2,225,000         2,403,935
    Houston Hotel Occupancy (FGIC) (Prerefunded to
      7/1/01), 7.00%, 7/1/15 ............................    4,995,000(e)      5,277,717
    Houston Water and Sewer, Zero-Coupon (AMBAC), 6.91%,
      12/1/07 ...........................................    3,000,000(b)      1,977,810
                                                                            ------------
                                                                              10,253,197
                                                                            ------------

  WASHINGTON (17.0%):
    Chelan County Public Utilities District (Callable
      7/1/03 at 100), AMT, 7.60%, 7/1/25 ................    3,000,000(f)      3,280,950
    Chelan County Public Utilities District (MBIA), AMT,
      5.45%, 7/1/02 .....................................      385,000(f)        395,318
    Clark County Public Utility District (FGIC)
      (Prerefunded to 1/1/01), 6.50%, 1/1/11 ............    2,000,000(e)      2,109,620
    King and Snohomish Counties School District (FGIC)
      (Prerefunded to 12/1/02), 6.63%, 12/1/12 ..........      300,000(e)        322,638
    Public Power Supply System, 5.25%, 7/1/01 ...........    2,000,000         2,038,400
    Public Power Supply System (Prerefunded to 1/1/00),
      7.25%, 7/1/15                                          3,875,000(e)      4,024,730
    Public Power Supply System (Prerefunded to 7/1/00),
      7.00%-7.38%, 7/1/11-7/1/12 ........................    5,225,000(e)      5,518,321
    Public Power Supply System (Prerefunded to 7/1/01),
      6.75%, 7/1/11                                          1,350,000(e)      1,443,555
    Snohomish County Solid Waste Revenue (MBIA) (Callable
      12/1/01 at 102), 7.00%, 12/1/10 ...................    1,000,000         1,085,930
                                                                            ------------
                                                                              20,219,462
                                                                            ------------

  WEST VIRGINIA (4.0%):
    School Building Authority (MBIA) (Prerefunded to
      7/1/00), 6.75%, 7/1/17 ............................    2,500,000(e)      2,628,700
    State Water Development Authority (Prerefunded to
      11/1/01), 7.30%-7.40%, 11/1/11-11/1/19 ............    2,000,000(e)      2,179,630
                                                                            ------------
                                                                               4,808,330
                                                                            ------------

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

--------------------------------------------------------------------------------

29            1999 Semiannual Report  American Municipal Term Trusts

--------------------------------------------------------------------------------

AMERICAN MUNICIPAL TERM TRUST II
(CONTINUED)

                                                            Principal          Market
Description of Security                                      Amount          Value (a)
---------------------------------------------------------  -----------      ------------
  WISCONSIN (3.9%):
    Amery Revenue, 4.80%, 6/1/02 ........................  $   420,000      $    418,198
    Health and Education Facilities-Gundersen Clinic
      (FSA), 5.10%, 12/1/02 .............................    3,000,000         3,062,070
    Neenah Industrial Development Revenue (Callable
      6/1/00 at 101), AMT, 6.75%, 6/1/12 ................    1,150,000(f)      1,181,913
                                                                            ------------
                                                                               4,662,181
                                                                            ------------

      Total Municipal Long-Term Securities
        (cost: $109,498,145) ............................                    116,862,311
                                                                            ------------

MUNICIPAL SHORT-TERM SECURITIES (0.1%):
  NEW YORK (0.1%):
    New York City, Series B, 4.00%, 10/1/21 .............      100,000(d)        100,000
                                                                            ------------

      Total Investments in Securities
        (cost: $109,598,145)(g) .........................                   $116,962,311
                                                                            ------------
                                                                            ------------

NOTES TO INVESTMENTS IN SECURITIES:
(a) SECURITIES ARE VALUED IN ACCORDANCE WITH PROCEDURES DESCRIBED IN NOTE 2 TO THE FINANCIAL STATEMENTS.
(b) FOR ZERO-COUPON INVESTMENTS, THE INTEREST RATE SHOWN IS THE EFFECTIVE YIELD ON THE DATE OF PURCHASE.
(c) SECURITIES PURCHASED AS PART OF A PRIVATE PLACEMENT WHICH HAVE NOT BEEN REGISTERED WITH THE SECURITIES AND EXCHANGE COMMISSION UNDER THE SECURITIES ACT OF 1933 AND ARE CONSIDERED TO BE ILLIQUID. ON JUNE 30, 1999, THE TOTAL MARKET VALUE OF THESE INVESTMENTS WAS $795,244 OR 0.67% OF NET ASSETS.
(d) FLOATING OR VARIABLE RATE OBLIGATION MATURING IN MORE THAN ONE YEAR. THE INTEREST RATE, WHICH IS BASED ON SPECIFIC, OR AN INDEX OF, MARKET INTEREST RATES, IS SUBJECT TO CHANGE PERIODICALLY AND IS THE EFFECTIVE RATE ON JUNE 30, 1999. THIS INSTRUMENT MAY ALSO HAVE A DEMAND FEATURE WHICH ALLOWS THE RECOVERY OF PRINCIPAL AT ANY TIME, OR AT SPECIFIED INTERVALS NOT EXCEEDING ONE YEAR, ON UP TO 30 DAYS NOTICE. MATURITY DATE SHOWN REPRESENTS FINAL MATURITY.
(e) PREREFUNDED ISSUES ARE BACKED BY U.S. GOVERNMENT OBLIGATIONS. THESE BONDS ARE CALLED AND MATURE AT THE CALL DATE INDICATED.
(f) AMT - ALTERNATIVE MINIMUM TAX. AS OF JUNE 30, 1999, THE AGGREGATE MARKET VALUE OF SECURITIES SUBJECT TO THE ALTERNATIVE MINIMUM TAX IS $6,118,560, WHICH REPRESENTS 5.13% OF NET ASSETS.
(g) ALSO APPROXIMATES COST FOR FEDERAL INCOME TAX PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION AND DEPRECIATION OF INVESTMENTS IN SECURITIES BASED ON THIS COST WERE AS FOLLOWS:

      GROSS UNREALIZED APPRECIATION ......  $  7,396,106
      GROSS UNREALIZED DEPRECIATION ......       (31,940)
                                            ------------
        NET UNREALIZED APPRECIATION ......  $  7,364,166
                                            ------------
                                            ------------

--------------------------------------------------------------------------------

30            1999 Semiannual Report  American Municipal Term Trusts

INVESTMENTS IN SECURITIES (Unaudited)
--------------------------------------------------------------------------------

AMERICAN MUNICIPAL TERM TRUST III                                  June 30, 1999
 .......................................................................................

                                                            Principal          Market
Description of Security                                      Amount          Value (a)
---------------------------------------------------------  -----------      ------------
(PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)

MUNICIPAL LONG-TERM SECURITIES (98.2%):
  ALABAMA (0.6%):
    Agricultural and Mechanical University Revenue (MBIA)
      (Prerefunded to 11/1/02), 6.45%, 11/1/17 ..........  $   500,000      $    542,860
                                                                            ------------

  CALIFORNIA (1.1%):
    State Housing Finance Revenue (FHA), 4.80%,
      8/1/03 ............................................      945,000           949,489
                                                                            ------------

  COLORADO (2.5%):
    Health Facilities Authority Revenue, 4.65%,
      1/1/03 ............................................    1,055,000         1,052,204
    Snowmass Village Multifamily Housing (FSA) (Callable
      12/15/02 at 102), 6.25%, 12/15/16 .................    1,000,000         1,041,610
                                                                            ------------
                                                                               2,093,814
                                                                            ------------

  DISTRICT OF COLUMBIA (3.0%):
    Catholic University of America (Connie Lee)
      (Prerefunded to 10/1/13), 6.30%, 10/1/13 ..........    1,000,000         1,064,180
    General Obligation (MBIA), 4.75%, 6/1/03 ............    1,460,000         1,471,324
                                                                            ------------
                                                                               2,535,504
                                                                            ------------

  FLORIDA (0.8%):
    Broward County School District, Zero-Coupon (MBIA),
      6.55%, 2/15/08                                         1,000,000(b)        652,050
                                                                            ------------

  HAWAII (1.5%):
    State General Obligation (FGIC), 4.80%, 3/1/03 ......    1,250,000         1,263,450
                                                                            ------------

  ILLINOIS (18.7%):
    Chicago Wastewater Revenue (FGIC) (Prerefunded to
      1/1/03), 6.35%, 1/1/22 ............................    1,000,000(d)      1,081,530
    Greenville Educational Facility Revenue, 4.65%,
      6/1/03 ............................................      320,000           315,386
    Health Facility-Alexian Brothers Medical Center
      (MBIA) (Prerefunded to 1/1/02), 6.38%, 1/1/15 .....    1,125,000         1,200,892
    Health Facility-Elmhurst Memorial Hospital (FGIC)
      (Callable 1/1/02 at 102), 6.50%, 1/1/12 ...........    1,190,000         1,260,043
    Health Facility-Highland Park Hospital (FGIC), 5.40%,
      10/1/03 ...........................................    1,000,000         1,031,990
    Health Facility-Lutheran General Systems (FSA)
      (escrowed to maturity) (Callable 4/1/03 at 102),
      6.13%, 4/1/12 .....................................    1,000,000         1,076,700

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

--------------------------------------------------------------------------------

31            1999 Semiannual Report  American Municipal Term Trusts

--------------------------------------------------------------------------------

AMERICAN MUNICIPAL TERM TRUST III
(CONTINUED)

                                                            Principal          Market
Description of Security                                      Amount          Value (a)
---------------------------------------------------------  -----------      ------------
    Henry Hospital District (AMBAC) (Callable 12/1/02 at
      100), 6.60%, 12/1/17 ..............................  $ 2,000,000      $  2,151,980
    Higher Education Facility-Augustana College (Connie
      Lee), 5.00%, 10/1/03 ..............................      330,000           335,023
    Lake County Housing and Finance Corporation (FHA)
      (Callable 11/1/02 at 100), 6.70%, 11/1/14 .........    2,000,000         2,078,220
    Rochelle Water and Sewer Revenue (Callable 5/1/02 at
      102), 7.15%, 5/1/14 ...............................    2,000,000         2,133,800
    State General Obligation (FSA) (Callable 10/1/02 at
      102), 6.25%, 10/1/12 ..............................    3,100,000         3,302,213
                                                                            ------------
                                                                              15,967,777
                                                                            ------------

  INDIANA (15.1%):
    Crawfordsville School Building Corporation (Callable
      1/1/03 at 102), 6.25%, 7/1/11 .....................      500,000           533,095
    Freemont Middle School Building (AMBAC) (Prerefunded
      to 3/15/02), 6.75%, 3/15/13 .......................    3,000,000(d)      3,216,630
    Health Facilities-Community Hospital Project (MBIA)
      (Callable 5/1/02 at 102), 6.40%, 5/1/12 ...........    5,000,000         5,294,450
    Health Facilities-Methodist Hospital (AMBAC)
      (escrowed to maturity) (Callable 9/1/02 at 102),
      5.75%, 9/1/15 .....................................    1,000,000         1,046,220
    Indiana Health Facility, 5.00%, 5/15/03 .............      495,000           495,163
    Lake County Redevelopment Authority (MBIA) (Callable
      2/1/05 at 102), 6.45%, 2/1/11 .....................    1,600,000         1,737,696
    Patoka Lake Regional Water and Sewer District (AMBAC)
      (Prerefunded to 1/1/04), 6.45%, 1/1/15 ............      500,000           543,645
                                                                            ------------
                                                                              12,866,899
                                                                            ------------

  IOWA (1.5%):
    Cedar Rapids Hospital Facilities (FGIC) (Prerefunded
      to 8/15/03), 6.13%, 8/15/13 .......................    1,200,000         1,296,816
                                                                            ------------

  KANSAS (2.0%):
    Kansas City Utility Systems, Zero-Coupon (AMBAC),
      6.40%, 3/1/08 .....................................    1,060,000(b)        686,742
    Kansas City Utility Systems, Zero-Coupon (AMBAC)
      (escrowed to maturity), 6.40%, 3/1/08 .............    1,515,000(b)        984,023
                                                                            ------------
                                                                               1,670,765
                                                                            ------------

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

--------------------------------------------------------------------------------

32            1999 Semiannual Report  American Municipal Term Trusts

--------------------------------------------------------------------------------

AMERICAN MUNICIPAL TERM TRUST III
(CONTINUED)

                                                            Principal          Market
Description of Security                                      Amount          Value (a)
---------------------------------------------------------  -----------      ------------
  MAINE (2.5%):
    Water and Sewer Revenue (Callable 11/1/02 at 102),
      6.60%, 11/1/15                                       $ 2,000,000      $  2,157,260
                                                                            ------------

  NEVADA (1.2%):
    Clark County School District (FGIC), 5.75%,
      6/15/03 ...........................................    1,000,000         1,046,680
                                                                            ------------

  NEW MEXICO (1.3%):
    Las Cruces Health Facility-Evangelical Lutheran
      Project (FSA) (Callable 12/1/02 at 102), 6.45%,
      12/1/17 ...........................................    1,000,000         1,072,030
                                                                            ------------

  NEW YORK (2.1%):
    State General Obligation, 5.20%, 8/1/03 .............    1,735,000         1,776,553
                                                                            ------------

  NORTH DAKOTA (3.7%):
    Mercer County Pollution Control Revenue (AMBAC),
      7.20%, 6/30/13 ....................................    2,700,000         3,188,970
                                                                            ------------

  OKLAHOMA (1.0%):
    Tulsa County Oklahoma Independent School District No.
      5, 5.00%, 7/1/03 ..................................      850,000           863,540
                                                                            ------------

  RHODE ISLAND (1.5%):
    State Health and Education Building Corporation
      (Connie Lee) (Callable 4/1/03 at 102), 6.38%,
      4/1/12 ............................................    1,200,000         1,279,356
                                                                            ------------

  SOUTH CAROLINA (1.6%):
    Piedmont Municipal Power Agency (MBIA) (Prerefunded
      to 1/1/03), 6.30%, 1/1/14 .........................    1,285,000(d)      1,388,571
                                                                            ------------

  SOUTH DAKOTA (3.0%):
    State Building Authority (AMBAC) (escrowed to
      maturity), 6.63%, 9/1/12 ..........................    2,350,000         2,554,826
                                                                            ------------

  TEXAS (22.2%):
    Abilene Health Facility Development, 4.90%,
      11/15/03 ..........................................      665,000           648,016
    Abliene Health Care Facility Development, 4.10%,
      11/15/99 ..........................................      385,000           383,926
    Austin Utility System Revenue, Zero-Coupon (MBIA),
      6.53%, 11/15/08                                        5,000,000(b)      3,115,500
    Houston Water and Sewer Revenue (FSA) (Callable
      12/1/02 at 102), 6.38%, 12/1/14 ...................    1,900,000         2,018,427
    Montgomery County Hospital District (FSA)
      (Prerefunded to 4/1/02), 6.63%, 4/1/17 ............    3,300,000(d)      3,557,400

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

--------------------------------------------------------------------------------

33            1999 Semiannual Report  American Municipal Term Trusts

--------------------------------------------------------------------------------

AMERICAN MUNICIPAL TERM TRUST III
(CONTINUED)

                                                            Principal          Market
Description of Security                                      Amount          Value (a)
---------------------------------------------------------  -----------      ------------
    Pflugerville Independent School District (Prerefunded
      to 8/15/04), 5.75%, 8/15/15 .......................  $   975,000      $  1,031,540
    San Antonio Electric and Gas, Zero-Coupon (FGIC),
      6.40%, 2/1/08 .....................................    4,500,000(b)      2,932,515
    San Antonio Water Revenue (MBIA) (Callable 5/15/02 at
      102)), 6.50%, 5/15/10 .............................    1,685,000         1,799,513
    San Antonio Water Revenue (MBIA) (escrowed to
      maturity), 6.50%, 5/15/10 .........................      440,000           493,649
    San Antonio Water Revenue (MBIA) (Prerefunded to
      5/15/02), 6.50%, 5/15/10 ..........................      875,000(d)        943,705
    State Capital Appreciation, Zero-Coupon (FGIC),
      6.43%, 4/1/08 .....................................    3,100,000(b)      1,993,238
                                                                            ------------
                                                                              18,917,429
                                                                            ------------

  WASHINGTON (7.7%):
    Chelan County Public Utilities District (MBIA), AMT,
      5.55%, 7/1/03 .....................................      305,000(e)        315,035
    Public Power Supply (Callable 7/1/02 at 102), 6.25%,
      7/1/12 ............................................      770,000           814,452
    Public Power Supply (Prerefunded to 7/1/02), 6.25%,
      7/1/12 ............................................    2,600,000(d)      2,788,682
    Public Power Supply System (Prerefunded to 7/1/01),
      6.50%, 7/1/18 .....................................    2,515,000(d)      2,677,293
                                                                            ------------
                                                                               6,595,462
                                                                            ------------

  WEST VIRGINIA (3.3%):
    Clarksburg Water Revenue (Asset Guaranty) (Callable
      9/1/02 at 102), 6.25%, 9/1/14 .....................    2,620,000         2,772,170
                                                                            ------------

  WISCONSIN (0.3%):
    Amery Revenue, 4.90%, 6/1/03 ........................      300,000           298,152
                                                                            ------------

      Total Municipal Long-Term Securities
        (cost: $77,944,248) .............................                     83,750,423
                                                                            ------------

MUNICIPAL SHORT-TERM SECURITIES (0.2%):
  NEW YORK (0.2%):
    New York City, NY, Subseries B-2, 4.00%, 8/15/20
      (cost: $200,000) ..................................      200,000(c)        200,000
                                                                            ------------

      Total Investments in Securities
        (cost: $78,144,248)(f) ..........................                   $ 83,950,423
                                                                            ------------
                                                                            ------------

--------------------------------------------------------------------------------

34            1999 Semiannual Report  American Municipal Term Trusts

--------------------------------------------------------------------------------

NOTES TO INVESTMENTS IN SECURITIES:
(a) SECURITIES ARE VALUED IN ACCORDANCE WITH PROCEDURES DESCRIBED IN NOTE 2 TO THE FINANCIAL STATEMENTS.
(b) FOR ZERO-COUPON INVESTMENTS, THE INTEREST RATE SHOWN IS THE EFFECTIVE YIELD ON THE DATE OF PURCHASE.
(c) FLOATING OR VARIABLE RATE OBLIGATION MATURING IN MORE THAN ONE YEAR. THE INTEREST RATE, WHICH IS BASED ON SPECIFIC, OR AN INDEX OF, MARKET INTEREST RATES, IS SUBJECT TO CHANGE PERIODICALLY AND IS THE EFFECTIVE RATE ON JUNE 30, 1999. THIS INSTRUMENT MAY ALSO HAVE A DEMAND FEATURE WHICH ALLOWS THE RECOVERY OF PRINCIPAL AT ANY TIME, OR AT SPECIFIED INTERVALS NOT EXCEEDING ONE YEAR, ON UP TO 30 DAYS NOTICE. MATURITY DATE SHOWN REPRESENTS FINAL MATURITY.
(d) PREREFUNDED ISSUES ARE BACKED BY U.S. GOVERNMENT OBLIGATIONS. THESE BONDS ARE CALLED AND MATURE AT THE CALL DATE INDICATED.
(e)  PORTFOLIO ABBREVIATIONS AND DEFINITIONS:
     AMT - ALTERNATIVE MINIMUM TAX. AS OF JUNE 30, 1999, THE AGGREGATE MARKET VALUE OF SECURITIES SUBJECT TO THE ALTERNATIVE MINIMUM TAX IS $315,035, WHICH REPRESENTS 0.37% OF NET ASSETS.
(f) ALSO APPROXIMATES COST FOR FEDERAL INCOME TAX PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION AND DEPRECIATION OF INVESTMENTS IN SECURITIES BASED ON THIS COST WERE AS FOLLOWS:

      GROSS UNREALIZED APPRECIATION ......  $  5,829,452
      GROSS UNREALIZED DEPRECIATION ......       (23,277)
                                            ------------
        NET UNREALIZED APPRECIATION ......  $  5,806,175
                                            ------------
                                            ------------

--------------------------------------------------------------------------------

35            1999 Semiannual Report  American Municipal Term Trusts

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         1999  SEMIANNUAL REPORT

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